Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
Recent Accounting Pronouncements
3.	RECENT ACCOUNTING PRONOUNCEMENTS

Recently Effective

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011 and was adopted effective January 1, 2012. The adoption of this guidance did not have an impact on the consolidated financial statements other than expanded disclosures in the fair value footnote.

In June 2011 the FASB issued Accounting Standards Update 2011-05, “Comprehensive Income: Presentation of Comprehensive Income.” The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income.” This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the group effective January 1, 2012. In February 2013, the FASB issued Accounting Standards Update 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which closed the indefinite deferral. Specifically, ASU 2013-02, which is effective, with only prospective disclosure required, for public companies for interim and annual periods beginning after December 15, 2012, provides reporting entities the option to present the effect of reclassification adjustments either parenthetically on the face of the financial statements or in a separate dedicated footnote. The adoption of ASU 2011-05 did not impact the consolidated financial statements as the Group already presented, and presents, a continuous statement of operations and comprehensive income. The adoption of ASU 2013-02 (beginning January 1, 2013) is expected to have minimal impact as the periodic amounts for reclassifications of unrealized gains (losses) on marketable securities to net income upon realization are insignificant.

In September 2011, the FASB issued Accounting Standards Update 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for a reporting unit (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of a reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011, and the Group adopted the guidance effective January 1, 2012. The adoption of this guidance did not change, nor would it be expected to change, the conclusions reached in periodic impairment evaluations for goodwill; moreover, the Group utilized the traditional two-step quantitative approach for all of its reporting units.

Recently Issued

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on financial position. ASU 2011-11 is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The ASU 2013-01 amendments clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The effective date is the same as the effective date of ASU 2011-11. The adoption of this guidance is expected to have minimal impact, if any, on the Group’s financial statements due to the lack of or infrequent use of derivative instruments.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment” (ASU 2010-012). This ASU applies to all entities that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Under the ASU, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that an indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments to the guidance are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Group will adopt this guidance beginning January 1, 2013; the adoption is not expected to impact the financial statements as the conclusions reached under a qualitative assessment approach, versus a strictly qualitative approach, should be similar for the Group’s limited indefinite-lived intangible assets.